INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	As of December 31,
	2 0 2 2	2 0 2 1
Original amount:
Technology	56,916	14,232
Customer relationships	9,603	5,191
	66,519	19,423

Accumulated amortization:
Technology	17,525	12,026
Customer relationships	5,408	4,796
	22,933	16,822
Net book value	43,586	2,601

Schedule of Amortization Expenses
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Technology	5,426	1,918	1,758
Customer relationships	607	540	745
	6,033	2,458	2,503

Schedule of Annual Amortization Expenses
Year ending December 31,
2023	5,808
2024	5,579
2025	5,082
2026	5,082
2027 and thereafter	22,036
Total	43,587